Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (4.3%)
Birmingham, Wtr. Wks. Board 144A Rev. Bonds, 3.75%, 9/1/26	AA-/P	$2,500,000	$2,497,280
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	500,000	536,627
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (9/1/31), (No. 2), Ser. B, 4.00%, 12/1/51	A1	2,000,000	2,002,628
Southeast Energy Auth. Cooperative Dist. Energy Supply Mandatory Put Bonds (1/1/33), Ser. B, 5.25%, 3/1/55	A1	1,750,000	1,871,740

			6,908,275
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 5.00%, 10/1/28	A+/F	1,530,000	1,617,102

			1,617,102
Arizona (3.1%)
AZ Board of Regents Rev. Bonds, (U. of AZ (The)), Ser. B, 5.00%, 6/1/46	Aa3	3,265,000	3,320,424
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	750,000	750,423
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.25%, 12/1/25	A3	1,000,000	1,012,843

			5,083,690
California (10.5%)
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/32), Rev. Bonds, (Sustainable Bonds-Clean Energy), Ser. G, 5.00%, 11/1/55	A1	2,000,000	2,129,132
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	BBB+	230,000	219,584
CA Hsg. Fin. Agcy. Mandatory Put Bonds (8/1/26), Ser. A-2, FHA Insd., 3.60%, 8/1/63	Aa2	2,500,000	2,508,225
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Alliance for College Ready Pub. Schools), 4.00%, 7/1/25	BBB	1,345,000	1,344,667
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/26	Baa3	100,000	101,944
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Episcopal Cmnty. & Svcs for Seniors), Ser. A, 3.85%, 11/15/27	A-/F	1,500,000	1,505,976
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM
5.00%, 11/1/28	AA	115,000	120,158
5.00%, 11/1/27	AA	100,000	103,523
CA State Muni. Fin. Auth. Rev. Bonds
(CA Lutheran U.), 5.00%, 10/1/26	Baa1	570,000	585,585
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A/F	165,000	166,498
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	2,000,000	1,897,400
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML-05, Class A-CA, 3.35%, 11/25/33	AA+	457,619	438,882
Fontana, Cmnty. Fac. Special Tax Bonds
5.00%, 9/1/34	A-/P	400,000	435,651
5.00%, 9/1/32	A-/P	260,000	281,238
5.00%, 9/1/31	A-/P	245,000	264,118
5.00%, 9/1/30	A-/P	235,000	251,760
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. A, 5.00%, 7/1/33	Aa2	1,240,000	1,297,351
Mountain View, School Dist. G.O. Bonds, (Fac. Impt. Dist. No. 2), zero %, 7/1/29	A+	1,000,000	851,112
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	503,028	500,052
San Jose, Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Allied 1510 Parkmoor), Ser. F-2, 5.00%, 6/1/27	Aaa	2,000,000	2,046,476

			17,049,332
Colorado (0.6%)
CO State Hlth. Fac. Auth. Hosp. Mandatory Put Bonds (8/1/26), (CommonSpirit Hlth.), Ser. B-2, 5.00%, 8/1/49	A3	1,000,000	1,016,066

			1,016,066
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/10/26), Ser. A, 2.80%, 7/1/48	Aaa	1,000,000	996,865

			996,865
District of Columbia (1.5%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	309,888
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	503,930
Metro. DC Arpt. Auth. Rev. Bonds
Ser. B, 5.00%, 10/1/34	Aa3	1,070,000	1,077,074
Ser. A, 5.00%, 10/1/33	Aa3	500,000	522,597

			2,413,489
Florida (8.4%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	1,000,000	1,008,969
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	1,000,000	1,000,716
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,295,000	2,333,531
FL State Hsg. Fin. Corp. Rev. Bonds, Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 7/1/52	Aaa	1,760,000	1,755,151
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 5.40%, 5/1/28	BB-/P	250,000	254,301
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/30	A+	1,250,000	1,347,335
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25) (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	500,000	504,470
Mandatory Put Bonds (9/1/25) (Fairfield Miami Gardens LP), Ser. B, 4.05%, 9/1/26	Aaa	1,500,000	1,506,033
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	455,000	462,847
Polk Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Episcopal Catholic Apts.), 4.15%, 12/1/40	Aaa	3,000,000	3,036,635
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A, 4.00%, 12/15/28	BB+/F	200,000	195,390

			13,405,378
Georgia (2.7%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	500,000	497,516
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	780,000	782,921
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (4/1/31) Rev. Bonds, Ser. D, 5.00%, 4/1/54	Aa2	500,000	536,123
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/27), Ser. A, 4.00%, 7/1/52	Aa1	1,000,000	1,015,013
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/28), Ser. C, 4.00%, 5/1/52	A3	1,000,000	1,008,007
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	A	500,000	504,133

			4,343,713
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	535,000	546,510

			546,510
Idaho (0.2%)
ID State Hsg. & Fin. Assn. Rev. Bonds, Ser. H-G2, GNMA Coll., 3.00%, 9/21/46	AAA/P	390,776	348,391

			348,391
Illinois (1.4%)
Cook & DuPage Cnty., Lemont-Bromberek Combined School Dist. No. 113A G.O. Bonds, 3.00%, 1/1/35	AA+	725,000	684,346
IL State Fin. Auth. Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA-	500,000	501,610
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	1,000,000	1,001,586

			2,187,542
Indiana (0.9%)
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	500,000	499,445
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	1,000,000	1,015,754

			1,515,199
Kentucky (6.8%)
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	3,000,000	3,008,442
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A1	1,040,000	1,046,676
Mandatory Put Bonds (12/1/29), Ser. A, 5.25%, 6/1/55(FWC)	A1	1,000,000	1,066,229
KY State Pub. Energy Auth. Gas Supply Rev. Bonds
Ser. B, 5.00%, 1/1/55	A1	750,000	807,678
Ser. A, 5.00%, 7/1/28	A2	1,000,000	1,044,486
Ser. A, 5.00%, 7/1/27	A2	525,000	541,948
Owen Cnty., Wtr. Fac. Mandatory Put Bonds (9/1/28), (KY-American Wtr. Co.), 3.875%, 6/1/40	A	2,250,000	2,254,501
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	1,000,000	1,014,812

			10,784,772
Louisiana (2.8%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (9/1/28), (Loop, LLC), Ser. C, 4.20%, 9/1/34	A3	1,500,000	1,513,956
LA State Pub. Fac. Auth. Solid Waste Disp. Fac. 144A Mandatory Put Bonds (11/1/25), (ElementUS Minerals, LLC), 5.00%, 10/1/43	Aaa	1,000,000	1,007,525
St. John The Baptist Parish Mandatory Put Bonds (7/3/28), (Marathon Oil Corp), Ser. C, 3.30%, 6/1/37	A2	2,000,000	2,005,757

			4,527,238
Maryland (0.1%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	209,857

			209,857
Massachusetts (0.9%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Emerson College), 5.00%, 1/1/27	BBB+	1,010,000	1,042,366
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (CHF Merrimack, Inc.), 4.25%, 7/1/34	BB	450,000	454,853

			1,497,219
Michigan (1.7%)
Detriot G.O. Bonds, Ser. B, 6.844%, 5/1/28	Baa2	620,000	632,403
Detroit, G.O. Bonds, 5.00%, 4/1/25	Baa2	600,000	600,706
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, 5.00%, 7/1/48	BBB+	1,000,000	1,048,014
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 4.75%, 7/1/28	Ba1	425,000	423,341
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	17,107	16,886

			2,721,350
Minnesota (2.3%)
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	825,000	857,663
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,001,745
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds, 5.00%, 1/1/26	A3	255,000	259,336
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/30	A2	375,000	407,903
5.00%, 12/1/26	A2	195,000	201,062

			3,727,709
Missouri (2.6%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/30	A2	1,000,000	1,055,094
5.00%, 3/1/27	A2	1,000,000	1,030,722
5.00%, 3/1/26	A2	500,000	509,001
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BB+	500,000	502,852
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (CoxHealth), Ser. A, 5.00%, 11/15/39	A2	725,000	729,675
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B, 3.375%, 12/1/31	BBB	435,000	421,320

			4,248,664
Montana (0.8%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	1,300,000	1,322,236
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	5,000	4,987

			1,327,223
Nebraska (1.9%)
Central Plains Energy Project NE Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa1	2,000,000	2,004,340
Central Plains Energy Project NE Gas Supply Rev. Bonds, (No. 3), Ser. A, 5.00%, 9/1/30	BBB+	1,000,000	1,066,691

			3,071,031
Nevada (0.9%)
Clark Cnty., Arpt. Rev. Bonds, (Jet Aviation Fuel Tax), 5.00%, 7/1/26	Aa3	500,000	511,812
Humboldt Cnty., Poll. Control Rev. Bonds, (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A	1,000,000	1,009,109

			1,520,921
New Jersey (0.9%)
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	500,000	446,761
NJ State Higher Ed. Assistance Auth. Rev. Bonds, Ser. B, 5.00%, 12/1/26	Aaa	1,015,000	1,042,025

			1,488,786
New Mexico (2.0%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM), Ser. B, 3.875%, 6/1/40	Baa2	1,000,000	1,020,089
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	210,382
NM State Mtge. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	2,000,000	2,002,756

			3,233,227
New York (2.9%)
Long Island, Pwr. Auth. Elec. Syst. Ser. B
Mandatory Put Bonds (9/1/25), 0.85%, 9/1/50	A2	500,000	493,481
Mandatory Put Bonds (9/1/26), 1.50%, 9/1/51	A2	200,000	194,338
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (Eugenio Maria de Hostos Charter School), 5.00%, 7/1/34	Ba1	825,000	877,025
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Pace U.), Ser. A
5.25%, 5/1/29	Baa3	225,000	243,372
5.25%, 5/1/27	Baa3	175,000	183,033
NY State Dorm. Auth. Non-State Supported Rev. Bonds, (Pace U.), Ser. A, 5.25%, 5/1/28	Baa3	300,000	319,436
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	75,859
5.00%, 7/1/29	BBB-/F	75,000	75,914
5.00%, 7/1/28	BBB-/F	75,000	75,845
5.00%, 7/1/26	BBB-/F	200,000	201,453
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. B, 5.113%, 3/15/25	Aa1	750,000	750,185
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	227,680
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/25	Aa3	960,000	969,719

			4,687,340
North Carolina (3.5%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. Mandatory Put Bonds (10/31/25), (Atrium Hlth.), Ser. E, 0.80%, 1/15/48	Aa3	2,000,000	1,962,976
Cumberland Cnty., Indl. Fac. & Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (11/1/25), (American Titanium Metal, LLC), 3.75%, 12/1/27	VMIG 1	3,000,000	3,000,237
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (United Methodist Retirement Homes, Inc. (The))
4.25%, 10/1/28	BBB/F	250,000	251,056
3.75%, 10/1/28	BBB/F	500,000	500,697

			5,714,966
North Dakota (0.9%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	1,000,000	1,000,682
Horace, G.O. Bonds, Ser. B, 4.85%, 8/1/26	Baa3	500,000	500,639

			1,501,321
Ohio (4.1%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	187,793
5.00%, 11/15/25	BBB+/F	255,000	257,708
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/32	Baa3	375,000	403,057
Lancaster, Port Auth. Gas Supply Rev. Bonds, Ser. A, 5.00%, 2/1/55	Aa1	1,250,000	1,328,731
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	435,000	443,345
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	100,889
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), 5.00%, 12/31/25	A3	1,820,000	1,828,349
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	506,204
Youngstown, State U. Rev. Bonds, 5.00%, 12/15/30	A+	1,535,000	1,582,876

			6,638,952
Other (0.5%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML06, Class A-US, 2.543%, 06/25/37	AA+	932,508	810,760

			810,760
Pennsylvania (3.1%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	800,000	815,173
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.00%, 12/31/29	Baa2	270,000	287,254
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 135-A, 3.00%, 10/1/51	Aa1	1,390,000	1,375,915
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,030,255
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, 5.00%, 12/1/48	Aa3	1,215,000	1,261,305
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West), 4.00%, 6/15/29	BB/P	305,000	297,473

			5,067,375
Puerto Rico (1.4%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	12,329	6,704
Cmnwlth. of PR, G.O. Bonds, Ser. A1
5.625%, 7/1/27	BB-/P	1,000,000	1,046,263
5.375%, 7/1/25	BB-/P	199,724	200,839
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, NATL, 5.00%, 7/1/25	BBB/P	1,000,000	999,951

			2,253,757
South Carolina (0.3%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. C, 5.00%, 12/1/25	A3	355,000	360,779
Ser. E, 5.00%, 12/1/25	A3	150,000	152,442

			513,221
Tennessee (3.9%)
Knoxville, Cmnty. Dev. Corp. Multi-Fam.
Mandatory Put Bonds (6/1/26) (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	3,000,000	3,028,260
Mandatory Put Bonds (6/1/26) (DGA Holston LP), 3.75%, 12/1/27	AA+	1,750,000	1,761,194
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/26	A1	50,000	51,247
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	1,500,000	1,518,218

			6,358,919
Texas (8.8%)
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/25), Ser. B, PSFG, 3.60%, 2/15/35	AAA	300,000	300,766
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	500,000	503,134
Dallas, Hsg. Fin. Corp. Mandatory Put Bonds (12/1/25), (Ash Creek Hsg., LLC), FHA Insd., 5.00%, 7/1/26	Aaa	2,750,000	2,787,221
El Paso, Indpt. School Dist. Mandatory Put Bonds (8/1/26), 5.00%, 2/1/40	Aa2	2,500,000	2,542,119
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26 ), Ser. B, PSFG, 0.72%, 8/1/51	AAA	820,000	785,257
Galveston, Wharves and Term. Rev. Bonds, (AMT First Lien), Ser. A
5.00%, 8/1/31	A	1,000,000	1,070,184
5.00%, 8/1/30	A	500,000	532,703
5.00%, 8/1/29	A	350,000	369,869
5.00%, 8/1/28	A	500,000	523,047
Harris Cnty., Toll Rd. Rev. Bonds, Ser. B, 5.00%, 8/15/36	Aa1	1,100,000	1,108,020
Houston, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 7/1/26	AA	1,000,000	1,023,624
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	600,000	610,163
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	1,000,000	1,010,079
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	75,575
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Mandatory Put Bonds (5/15/26), (Baylor Scott & White Hlth.), 5.00%, 11/15/52	Aa2	650,000	662,684
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	30,000	30,587
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM, 5.00%, 5/1/25	AA	400,000	401,082

			14,336,114
Utah (1.1%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/27	BBB-/F	455,000	470,742
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/29	A+	500,000	516,443
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 3.00%, 10/15/26	BBB-/F	250,000	247,939
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB-/F	500,000	527,026

			1,762,150
Virgin Islands (0.7%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A
5.00%, 10/1/30	BB/P	1,000,000	1,054,085
5.00%, 10/1/25	BB/P	125,000	126,084

			1,180,169
Virginia (2.0%)
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), 5.50%, 12/1/28	BB+/P	170,000	170,208
VA State Pub. School Auth. Rev. Bonds, 3.00%, 8/1/26	Aa1	2,000,000	1,995,505
VA State Small Bus. Fin. Auth. Mandatory Put Bonds (5/15/25), (Pure Salmon VA, LLC), 4.00%, 11/01/52	VMIG 1	1,000,000	1,000,830

			3,166,543
Washington (4.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.75%, 12/1/26	BB+	660,000	678,649
King Cnty., Hsg. Auth. Rev. Bonds, 5.50%, 5/1/38	AAA	2,500,000	2,503,467
Port of Seattle Rev. Bonds, Ser. B
5.00%, 7/1/28	AA-	1,500,000	1,578,283
5.00%, 5/1/27	AA-	1,000,000	1,035,193
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 2.11%, 5/1/45	Aa2	1,500,000	1,479,292
WA State Hsg. Fin. Comm. Rev. Bonds, (Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/25	A-/F	350,000	351,278

			7,626,162
Wisconsin (0.6%)
Pub. Fin. Auth. Rev. Bonds
(Northwest Nazarene U., Inc.), 5.00%, 10/1/25	Baa3	500,000	502,908
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	420,000	420,161

			923,069

Total municipal bonds and notes (cost $157,332,087)			$158,330,367

SHORT-TERM INVESTMENTS (0.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	1,458,395	$1,458,395

Total short-term investments (cost $1,458,395)		$1,458,395
TOTAL INVESTMENTS

Total investments (cost $158,790,482)		$159,788,762

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Short-Term Municipal Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $162,023,971.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$2,600,107	$24,040,263	$25,181,975	$49,786	$1,458,395

	Total Short-term investments	$2,600,107	$24,040,263	$25,181,975	$49,786	$1,458,395
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 1.86%, 4.39%, 4.32%, and 4.26%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	20.80%
	Financial	13.4
	Utilities	13.0
	Education	11.3
	Transportation	10.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$158,330,367	$—
Short-term investments	—	1,458,395	—

Totals by level	$—	$159,788,762	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com